As filed with the Securities and Exchange Commission on November 24, 2021
1933 Act Registration File No. 333-258648
1940 Act File No. 811-23724

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	2	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	4	[X]

TOTAL FUND SOLUTION
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3338

Elaine E. Richards
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Fabio Battaglia, III, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8077

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 1 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 23, 2021, and pursuant to Rule 485(a)(2) will become effective on February 6, 2022.

This Post-Effective Amendment No. 2 to the Registration Statement of Total Fund Solution (the "Trust") is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 for the sole purpose of registering two new class identification numbers for the Trust's series: Cromwell CenterSquare Real Estate Fund.

This Post-Effective Amendment No. 2 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of November, 2021.

TOTAL FUND SOLUTION

By: /s/ Aaron Perkovich
Aaron Perkovich
President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on November 24, 2021 by the following persons in the capacities indicated.

Signature	Title

/s/ Michael J. Weckwerth*	Chairperson and Interested Trustee
Michael J. Weckwerth

/s/ R. Alastair Short*	Independent Trustee
R. Alastair Short

/s/ Thomas F. Mann*	Independent Trustee
Thomas F. Mann

/s/ Julie T. Thomas*	Independent Trustee
Julie T. Thomas

/s/ Michael J. Cyr	Treasurer and Principal Financial and Accounting Officer
Michael J. Cyr

/s/ Aaron Perkovich	President and Principal Executive Officer
Aaron Perkovich

*By: /s/ Aaron Perkovich
Aaron Perkovich
*Attorney-In Fact pursuant to Power of Attorney previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 22, 2021, and is incorporated by reference.